LIQUIDITY	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 2. LIQUIDITY

The Company’s net loss for the years ended December 31, 2018 and 2017 were $61,924 and $745,660, respectively. The net cash used in operating activities were $2,217,943 and $875,222 for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, the Company had cash and cash equivalents of $848,522 and the Company’s consolidated current assets exceeded its consolidated current liabilities by $456,906.

In assessing its going concern in the next 12 months following the issuance of the financial statements for the year ended December 31, 2018, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating expenditure commitments. The Company believes that available cash and cash equivalents, the cash provided by operating activities, should enable the Company to meet anticipated cash needs in the next 12 months after the issuance of the financial statements. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, decreasing operating expense, increasing advance receipts and reducing indirect cost. The continuing financial support from the Company’s major shareholders, if necessary, in the near future will also be provided to ensure sufficient working capital. Thus the accompanying consolidated financial statements assuming the Company will continue as a going concern.